Nature of Regulation and Regulatory Matters - Central Hudson (Details) - PSC - Central Hudson CAD in Millions, $ in Millions		1 Months Ended
	Jul. 01, 2015	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CAD
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.00%
Capital structure of common equity (percent)	48.00%
Approved return on equity and capital structure, term	3 years
Requested rate increase on ROE		9.50%	9.50%
Requested increase to equity component of capital structure		50.00%	50.00%
Electric rates
Public Utilities, General Disclosures [Line Items]
Requested increase in electric and natural gas rates		$ 43	CAD 55
Gas rates
Public Utilities, General Disclosures [Line Items]
Requested increase in electric and natural gas rates		$ 18	CAD 23
Equally shared earnings
Public Utilities, General Disclosures [Line Items]
Earnings in excess of (basis points)	50.00%
Primarily customer earnings
Public Utilities, General Disclosures [Line Items]
Earnings in excess of (basis points)	100.00%